Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives	Sep. 30, 2024
Land [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Infinite
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Property and Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Minimum [Member] | Equipment and Furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Property and Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Maximum [Member] | Equipment and Furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Maximum [Member] | Automobiles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Expected Economic Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	6 years